Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000246894 | 464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246894 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246894 | 46137V613 | Invesco FTSE RAFI US 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000246894 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000246894 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246894 | 74347W601 | ProShares Ultra Gold
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246894 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246894 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246894 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246894 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246894 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000246894 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246894 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246894 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000246897 | 88636J345 | Return Stacked U.S. Stocks & Futures Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000246897 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000246897 | 233051630 | Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246897 | 808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246897 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246897 | 921946794 | Vanguard International High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246897 | 464286319 | iShares Emerging Markets Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246897 | 97717W604 | WisdomTree US SmallCap Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246897 | 69374H857 | Pacer US Small Cap Cash Cows 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246897 | 97717W315 | WisdomTree Emerging Markets High Dividend Fund
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246897 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000246897 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000246897 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	11.20%